Big Edge

Group Strategic Edge

The Big Edge Choice (for New York)

The Big Edge Plus®

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus pertains to the Big Edge, Group Strategic Edge, Big Edge Choice (for New York), and Big Edge Plus variable annuity contracts (each a “Contract” and collectively the “Contracts”).

The prospectus for the Contracts contains more information about each Contract, including its features, benefits, and risks. You can find the current prospectus and other information about each Contract online at https://dfinview.com/Nassau-PHL/TAHD/NAS000005. You can also obtain this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a Contract and the interest in the investment options prior to the start of annuity payments.

Annuitant: The person whose life is used as the measuring life under the Contract.

Contract: The deferred variable accumulation annuity contracts for which this summary prospectus provides updated information.

Contract Owner (owner, you, your): Usually, the person or entity to whom we issue the Contract.

Contract Value: Prior to the maturity date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA. For eligible Contracts with loans, the Contract Value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the loan security account, less any loan debt.

Customer Service Office: Address that a Contract Owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For regular service, the address is: P.O. Box 758572, Topeka, Kansas 66675-8572. For overnight delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66636. The telephone number is 1-800-541-0171.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

Separate Account: Nassau Life Variable Accumulation Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

The key changes that you should be aware of are as follows:

•

Change To Contact Information For Customer Service Office. A Contract Owner should contact the Customer Service Office regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. The contact information for the Customer Service Office has changed, and the current information is as follows. For regular service, the address is: P.O. Box 758572, Topeka, Kansas 66675-8572. For overnight delivery the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66636. The telephone number is 1-800-541-0171. That change affects each part of the prospectus that previously had referred to the “New York Customer Service Office” with respect to where Contract Owners should direct customer service matters.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your contract, you may be assessed a surrender charge. The surrender charge, and the length of the surrender charge period, varies among the different contract classes offered in this prospectus. For the Big Edge, Big Edge Plus, and Group Strategic Edge (allocated) contracts, the maximum surrender charge is 6%, and a surrender charge applies during the first six years after a purchase payment was made. For the Group Strategic Edge (unallocated) contract, the maximum surrender charge is 6% and a surrender charge applies during the first ten years after a purchase payment was made. For the Big Edge Choice for New York contract, the maximum surrender charge is 7% and a surrender charge applies during the first seven years after a purchase payment was made.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn under the Big Edge Choice for New York contract ($6000 under the Big Edge, Big Edge Plus, and Group Strategic Edge contracts).

Fee Table; Deductions and Charges—Surrender Charges
Transaction Charges	In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges—Charges for Administrative Services
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table

	Annual Fee	Minimum	Maximum
	1. Base contract (varies by contract class)	1.29%(1)	1.41%(1)
	2. Investment options (Portfolio Company fees and expenses)	0.26%(2)	3.56%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%(3)	0.75%(3)

FEES AND EXPENSES		LOCATION IN PROSPECTUS

(1)   Assessed as a percentage of average Account Value.

(2)   As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/21. Underlying fund fees can vary from year to year.

(3)   Assessed as a percentage of the greater of the guaranteed annuitization value and Contract Value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:

$1444 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $1552 (for Big Edge Choice for New York)	$3916 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $3995 (for Big Edge Choice for New York)

Assumes:

•   Investment of
$100,000

•   5% annual
appreciation

•   Least expensive
combination of
contract classes
and Portfolio
Company fees and
expenses

•   No optional
benefits

•   No sales charges

•   No additional
purchase
payments,
transfers, or
withdrawals

Assumes:

•   Investment of
$100,000

•   5% annual
appreciation

•   Most expensive
combination of
contract classes,
optional benefits
and Portfolio
Company fees and
expenses

•   No sales charges

•   No additional
purchase
payments,
transfers, or
withdrawals

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

•   This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•   A purchase payment being withdrawn is subject to a surrender charge, until several years have passed since the purchase payment was made.

•   Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

•   The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract Deductions and Charges—Surrender Charges Federal Income Taxes
Risks Associated with Investment Options

•   An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

•   Each investment option (as well as the GIA) will have its own unique risks, and you should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract Appendix A: Investment Options Available Under The Contract GIA
Insurance Company Risks	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract Nassau Life and the Separate Account

RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	• Nassau Life reserves the right to remove or substitute variable investment options available under the contract. • We reserve the right to limit transfers if frequent or large transfers occur.	Nassau Life And The Separate Account Market Timing And Other Disruptive Trading

RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits

•   The benefit provided by the GMIB rider is not available until the later of 7 years after the rider is added to the contract or the contract anniversary following the older annuitant’s 60th birthday.

•   GMIB is irrevocable, once elected.

•   You may not change any Annuitant while the GMIB is in effect.

•   Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

Guaranteed Minimum Income Benefit Rider (“GMIB”)

TAXES	LOCATION IN PROSPECTUS
Tax Implications

•   You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

•   If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

•   Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Federal Income Taxes

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

To compensate those who have sold a contract, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset- based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment. Currently, we do not offer this Contract for new sales.

Sales Of Variable Accumulation Contracts

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract. Currently, we do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

APPENDIX A—INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://dfinview.com/Nassau-PHL/TAHD/NAS000005. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance. Updated fund performance can be found at https://nfg.com/product-performance.html.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
The highest total return consistent with the Adviser’s determination of reasonable risk	AB Balanced Hedged Allocation Portfolio[3] (Class B) Adviser: AllianceBernstein L.P. Sub-Adviser: N/A	1.01%	13.36%	9.64%	9.00%
Long term capital appreciation	Alger Capital Appreciation Portfolio[1,2] (Class 1-2 Shares) Adviser: Fred Alger Management, LLC Sub-Adviser: N/A	0.91%	19.13%	24.19%	19.08%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert VP S&P MidCap 400 Index Portfolio (Class I)[3] Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%	24.41%	12.75%	13.76%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	DWS Equity 500 Index VIP (Class A)[3] Adviser: DWS Investment Management Americas Inc. Sub-Adviser: N/A	0.20%	28.40%	18.18%	16.24%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	DWS Small Cap Index VIP (Class A)[3] Adviser: DWS Investment Management Americas Inc. Sub-Adviser: N/A	0.36%	14.50%	11.69%	12.98%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
The Fund’s investment objective is to provide current income.	Federated Hermes Fund for U.S. Government Securities II3 Adviser: Federated Investment Management Company Sub-Adviser: N/A	0.78%	-2.04%	2.25%	1.88%
The Fund’s investment objective is to seek high current income.	Federated Hermes High Income Bond Fund II3 Adviser: Federated Investment Management Company Sub-Adviser: N/A	0.82%	4.85%	5.57%	6.34%
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 Adviser: Federated Investment Management Company Sub-Adviser: N/A	0.63%	0.00%	0.68%	0.34%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio (Service Class) Adviser: Fidelity Management & Research Company (FMR) Sub-Advisers: FMR UK, FMR HK, and FMR Japan	0.67%	27.71%	20.05%	16.52%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio (Service Class) Adviser: Fidelity Management & Research Company (FMR) Sub-Advisers: FMR UK, FMR HK, and FMR Japan.	0.70%	11.83%	31.96%	22.82%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio (Service Class) Adviser: Fidelity Management & Research Company (FMR) Sub-Advisers: FMR UK, FMR HK, and FMR Japan	0.75%	23.08%	26.16%	19,58%
As high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR UK, FMR HK, and FMR Japan	0.42%	-0.79%	4.23%	3.44%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Seeks capital appreciation.	Franklin Dynatech VIP Fund (Class 2) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	1.02%	16.14%	23.64%	16.66%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.82%	16.75%	7.45%	7.38%
Seeks capital appreciation with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) Adviser: Franklin Mutual Advisors, LLC Sub-Adviser: N/A	1.08%	19.17%	6.44%	9.00%
Seeks to provide long-term capital appreciation.	Guggenheim VT Long Short Equity Fund[1,2] Adviser: Security Investors, LLC, which operates under the name Guggenheim Investments Sub-Adviser: N/A	1.60%	23.80%	6.51%	5.83%
Capital growth	Invesco V.I. American Franchise Fund (Series I shares) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.86%	11.92%	21.74%	17.37%
Capital appreciation and current income	Invesco V.I. Equity and Income Fund (Series II shares) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80%	18.35%	9.27%	10.28%
Long term growth of capital	Invesco V.I. Core Equity Fund[1,2] (Series I shares) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80%	27.74%	13.97%	12.27%
Capital appreciation	Invesco V.I. Capital Appreciation Fund[3] Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80%	22.28%	21.91%	16.49%
Capital appreciation	Invesco V.I. Global Fund Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%	15.17%	17.88%	13.96%
Long term growth of capital	Invesco V.I. Main Street Mid Cap Fund® 1 Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93%	23.24%	11.44%	10.81%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Capital appreciation	Invesco V.I. Main Street Small Cap Fund® Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.84%	22.55%	13.73%	14.69%
Long term capital appreciation	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2,3] (Service shares) Adviser: Lazard Asset Management LLC Sub-Adviser: N/A	1.15%	19.87%	10.45%	11.89%
The Fund seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities	Lord Abbett Bond Debenture Portfolio (Class VC shares) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	0.91%	3.28%	5.66%	6.33%
Long-term growth of capital and income without excessive fluctuations in market value	Lord Abbett Growth and Income Portfolio (Class VC shares) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	0.94%	29.02%	11.07%	12.17%
The Fund seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Portfolio (Class VC shares) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.18%	28.70%	7.99%	10.60%
Capital appreciation	Morningstar Aggressive Growth ETF Asset Allocation Portfolio—Class II3 Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	18.33%	11.54%	10.15%
Capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio—Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	10.79%	8.35%	7.45%
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio—Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	14.88%	10.30%	9.16%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Current income and capital appreciation	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II3 Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.89%	6.47%	6.53%	5.55%
The Fund seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio (Class S shares)[3] Adviser: Neuberger Berman Investment Advisers LLC Sub-Adviser: N/A	1.10%	12.72%	19.42%	15.06%
Long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social, and governance (ESG) criteria	Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) Adviser: Neuberger Berman Investment Advisers LLC Sub-Adviser: N/A	1.16%	23.16%	15.43%	14.11%
Maximum real return consistent with prudent investment management	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)[3] Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.03%	33.11%	5.61%	-1.98%
Maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.77%	5.48%	5.23%	2.95%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.75%	-1.36%	3.83%	3.33%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] Adviser: Security Investors, LLC, which operates under the name Guggenheim Investments Sub-Adviser: N/A	3.48%	0.97%	-8.16%	-6.54%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex VT Nova Fund[1,2,3] Adviser: Security Investors, LLC, which operates under the name Guggenheim Investments Sub-Adviser: N/A	1.61%	42.18%	23.95%	21.92%
Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Developing Markets VIP Fund (Class 2 shares) Adviser: Templeton Asset Management Ltd. Sub-Adviser: N/A	1.54%	-5.74%	10.60%	4.84%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Foreign VIP Fund (Class 2 shares)[3] Adviser: Templeton Investment Counsel, LLC Sub-Adviser: N/A	1.21%	4.16%	2.71%	4.00%
Seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund (Class 2 shares) Adviser: Templeton Global Advisors Limited Sub-Adviser: N/A	1.28%	4.87%	5.21%	7.36%
Seeks capital appreciation and current income	TVST Touchstone Balanced Fund[3] Adviser: Touchstone Advisors, Inc. Sub-Adviser: Fort Washington Investment Advisors, Inc.	0.80%	17.07%	12.91%	10.91%
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund[3] Adviser: Touchstone Advisors, Inc. Sub-Adviser: Fort Washington Investment Advisors, Inc.	0.70%	-1.21%	4.02%	2.96%
Seeks capital appreciation	TVST Touchstone Common Stock Fund[3] Adviser: Touchstone Advisors, Inc. Sub-Adviser: Fort Washington Investment Advisors, Inc.	0.73%	27.85%	17.83%	15.53%
Seeks growth of capital	TVST Touchstone Small Company Fund[3] Adviser: Touchstone Advisors, Inc. Sub-Adviser: Fort Washington Investment Advisors, Inc.	0.77%	24.18%	14.42%	14.06%
Long-term growth of capital	Virtus KAR Capital Growth Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.03%	12.14%	24.35%	18.15%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Capital appreciation and current income.	Virtus KAR Equity Income Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	0.98%	17.39%	13.21%	11.89%
High total return consistent with reasonable risk	Virtus SGA International Growth Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.14%	8.32%	8.93%	5.01%
Long-term total return	Virtus Newfleet Multi-Sector Intermediate Bond Series A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: New Fleet Asset Management LLC	0.93%	1.07%	4.32%	4.77%
Capital appreciation and income with approximately equal emphasis	Virtus Duff & Phelps Real Estate Securities Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Company	1.10%	46.41%	12.71%	11.95%
Long-term capital growth	Virtus KAR Small-Cap Growth Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.15%	4.98%	26.81%	21.27%

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year	5-Year	10-Year
Long-term capital growth	Virtus KAR Small-Cap Value Series A3 Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.10%	19.72%	14.35%	14.23%
High total return over an extended period of time consistent with prudent investment risk	Virtus Strategic Allocation Series (Class A shares)[3] Adviser: Virtus Investment Advisers, Inc. Sub-Advisers: Kayne Anderson Rudnick Investment Management, LLC and New Fleet Asset Management LLC	0.98%	7.57%	15.25%	10.81%
Long-term capital appreciation	Wanger International[3] Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	1.23%	18.81%	14.08%	10.49%
Long-term capital appreciation	Wanger Select[3] Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	0.89%	5.83%	13.97%	13.64%
Long-term capital appreciation	Wanger Acorn[3] Adviser: Columbia Management Investment Advisers, LLC Sub-Adviser: N/A	1.09%	8.90%	15.88%	14.79%

[1]	This fund is closed to new investors.
[2]

For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

[3]	The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

The Statutory Prospectus and Statement of Additional Information, each dated May 1, 2022, are incorporated by reference into this Updating Summary Prospectus. For a free copy of the Prospectus or Statement of Additional Information, or for general inquiries, contact our Customer Service Office. You may also go to our website at https://dfinview.com/Nassau-PHL/TAHD/NAS000005.

EDGAR Contract Identifier Number: C000020620